LKCM FUNDS

LKCM Small Cap Equity Fund (Institutional Class)
LKCM Small-Mid Cap Equity Fund (Institutional Class)
LKCM Equity Fund (Institutional Class)
LKCM Balanced Fund
LKCM Fixed Income Fund

Supplement dated July 25, 2014
to the Prospectus dated May 1, 2014

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Institutional Class) and LKCM Small-Mid Cap Equity Fund (Institutional Class):

1.
In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” on page 1 is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $4.5 billion.”

2.
In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” on page 4 is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $10 billion.”

3.
In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph under “Small Cap Equity Fund” on page 16 is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $4.5 billion.”

4.
In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph of the section entitled “Small-Mid Cap Equity Fund” on page 16 is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $10 billion.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

LKCM FUNDS

LKCM Small Cap Equity Fund (Adviser Class)
LKCM Small-Mid Cap Equity Fund (Adviser Class)
LKCM Equity Fund (Adviser Class)

Supplement dated July 25, 2014
to the Prospectus dated May 1, 2014

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Adviser Class) and LKCM Small-Mid Cap Equity Fund (Adviser Class):

1.
In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” on page 1 is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $4.5 billion.”

2.
In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” on page 4 is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $10 billion.”

3.
In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph under “Small Cap Equity Fund” on page 10 is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $4.5 billion.”

4.
In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph under “Small-Mid Cap Equity Fund” on page 10 is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $10 billion.”

*           *           *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

LKCM FUNDS

LKCM Aquinas Small Cap Fund
LKCM Aquinas Value Fund
LKCM Aquinas Growth Fund

Supplement dated July 25, 2014
to the Prospectus dated May 1, 2014

This Supplement serves as notification of the following changes regarding the LKCM Aquinas Small Cap Fund:

1.
In the LKCM Aquinas Small Cap Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” on page 1 is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $4.5 billion.”

2.
In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph under “Small Cap Fund” on page 10 is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $4.5 billion.”

*           *           *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE